Non-controlling Interest in Subsidiary	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-controlling Interest in Subsidiary

11. Non-controlling Interest in Subsidiary

The Company owns 51% of Mare Success S.A., the holding-company of two Panamanian registered companies which own the vessels Maya and Inca, two Liberian registered companies which own the vessels Selini and Salamina and two Marshall Islands registered companies which own the vessels Byzantion and Bosporos. 49% of Mare Success S.A. is owned by Polaris Oil Shipping Inc. (“Polaris”), an affiliate of one of the Company’s major charterers, Flopec Petrolera Ecuatoriana (“Flopec”). Mare Success S.A. is fully consolidated in the accompanying consolidated financial statements. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A., whereas approximately 8.6% of the Company’s 2020 revenue (6.2% in 2019 and 7.5% in 2018) was generated by Flopec.

In April 2020, Mare Success S.A. increased its paid-in-capital by $8,163 of which $4,163 constituted the 51% portion contributed by the Company and the $4,000 constituted the 49% portion contributed by Polaris. After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the handysize tankers, Byzantion and Bosporos. This transaction did not affect vessels’ carrying values on a consolidated basis.

In June 2019, Mare Success S.A increased its paid-in capital by $20,408, of which $10,408 constituted the 51% portion contributed by the Company and the $10,000 constituted the 49% portion contributed by Polaris. After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the panamax tankers, Selini and Salamina. This transaction did not affect vessels’ carrying values on a consolidated basis.